Research and Development (Schedule of Research and Development) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Research and Development [Abstract]
Consultants and subcontractors	$ 7,994	$ 14,014	$ 13,052
Salaries and related expenses	2,715	3,362	2,867
Lease and maintenance	101	137	245
Share-based compensation	401	407	448
Other expenses	116	461	365
Total	$ 11,327	$ 18,381	$ 16,977